Fair Value Measurement- Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Estimated contractual amount payable at maturity of FVTPL deposits	$ 283	$ 391
Held for Trading for Trading Purpose [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	25	211
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
FVTPL liabilities gain (losses)	39	(4)
Net gain (losses), net of hedges was realized for FVTPL assets and FVTPL liabilities	(32)	37
Level 3 of fair value hierarchy [member] | Assets Backed Securities [Member]
Disclosure of detailed information about financial instruments [line items]
Increase in assets backed securities	0
Decrease in assets backed securities	0
Level 3 of fair value hierarchy [member] | Corporate equity limited partenrship [member]
Disclosure of detailed information about financial instruments [line items]
Increase in fair value measurement assets	34	23
Decrease in fair value measurement assets	34	23
Level 3 of fair value hierarchy [member] | Embedded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Increase in fair value measurement assets	45	67
Decrease in fair value measurement assets	33	68
Level 3 of fair value hierarchy [member] | Corporate equity private companies [member]
Disclosure of detailed information about financial instruments [line items]
Increase in fair value measurement assets	48	11
Decrease in fair value measurement assets	2	8
Level 3 of fair value hierarchy [member] | Cumulative translation adjustment [member]
Disclosure of detailed information about financial instruments [line items]
Accumulated FVTPL liabilities gain (losses)	21	(18)
Obligations related to securities sold short [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	431	854
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	$ 379	$ 0